Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
As at	December 31, 2016		December 31, 2015
		Maximum		Maximum
millions of Canadian dollars	Total assets	exposure to loss	Total assets	exposure to loss
Unconsolidated VIEs in which Emera has variable interests
NSPML (equity accounted)	$315	$577	$188	$1,007